Significant Accounting Policies (Other Cash Provided By (Used In) Investing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	$ 33	$ 83	$ (65)
Virginia Electric and Power Company
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	(41)	(33)	(87)
Dominion Energy Gas Holdings, LLC
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	(19)	(12)	(17)
Scenario, Previously Reported
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	29	47	(71)
Scenario, Previously Reported | Virginia Electric and Power Company
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	(51)	(33)	(87)
Scenario, Previously Reported | Dominion Energy Gas Holdings, LLC
Other Cash Provided By (Used In) Investing Activities [Line Items]
Other cash provided by (used in) investing activities	$ (23)	$ (18)	$ (11)